Debt (Details)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 05, 2021 shares	May 10, 2021 USD ($)	Nov. 13, 2019	Oct. 31, 2021 USD ($)	Jun. 21, 2021	Jun. 17, 2021 USD ($)	Nov. 30, 2019 USD ($)	Jan. 31, 2015	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Aug. 10, 2021 USD ($)	Dec. 03, 2018	Jun. 30, 2018 USD ($)	Dec. 04, 2012 USD ($)
Debt (Details) [Line Items]
Interest rate																	0.93%
Carrying amount									$ 2,296,000		$ 2,296,000		$ 20,833,000
Outstanding amount									2,296,000		2,296,000		21,608,000
Debt Instrument, Description				The new loan had a maturity date of October 1, 2024 and interest equal to the greater of 10.75% or the Prime Rate plus 7.5%. The term loan may be prepaid by paying the principal and interest plus a prepayment fee ranging from 4.0% to 1.0% of the principal being repaid, depending on the length of time between the effective date and the prepayment date. Upon final repayment, an end-of-term fee of $720 must be paid by the Company to Trinity.	the Company fully repaid the outstanding loan balance and the accrued interest of $13,261, including principal of $12,000, end-of-term fee and early termination fee of $1,200 and accrued interest of $61. As a result of the repayment, the Company recognized a loss from extinguishment of debt for $1,585, which included (i) the remaining unamortized discount and debt issuance cost of $577 and (ii) end-of-term fee and early termination fee paid not previously accrued of $1,008, in the condensed consolidated statement of operations for the nine months ended September 30, 2021.
Monthly interest payment													141
Payments amount							$ 493
Repayment of debt											15,008,000	$ 4,183,000
Gain (loss) on extinguishment of debt		$ 1,868									304,000
Loans Payable [Member]
Debt (Details) [Line Items]
Carrying amount				$ 11,335,000
Warrants issued (in Shares) | shares	6,250
Short-term Debt [Member]
Debt (Details) [Line Items]
Debt Instrument, Description			Wuxi entered into a short term loan agreement with CITIC Group Corporation Ltd. with aggregate principal balance of CNY 2,000, or approximately $285, and bearing interest of 4.785% per annum. The principal balance is denominated in Chinese Yuan and the outstanding balance is adjusted for changes in foreign currency exchange rates at each reporting period. On November 13, 2020, the terms of the agreement were extended for twelve months, and the principal and interest are due on November 15, 2021. On October 15, 2020, Wuxi entered into a short term loan agreement with Netherlands China Business Council (“NCBC”) with aggregate principal balance of CNY1,000 or approximately $151 and bearing interest of 4.785%. On April 29, 2021, Wuxi increased its short term loan principal with NCBC by CNY1,000 or approximately $155 to a total principal balance of CNY4,000. As of September 30, 2021 and December 31, 2020, the aggregate outstanding principal balance of the short term loans was $621 and $459, respectively.
Embry Convertible Subordinated Notes Payable [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																	$ 3,500,000
Accrued interest													458,000	$ 512			107,000
Interest rate															3.07%
Carrying amount									3,496,000		3,496,000			3,607,000
Outstanding amount														$ 4,119,000
First Convertible Subordinated Note [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																	2,604,000
Second Convertible Subordinated Note [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																	$ 1,003,000
PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
													2,300,000
Trinity Term Loan, Due 2022 [Member]
Debt (Details) [Line Items]
Debt Instrument, Description				the Company entered into a new loan agreement with Trinity, which replaced the March 2018 agreement. The new loan had a principal of $12,000, which was exchanged for the old loan’s principal balance of $11,325, lender fees of $474 and a cash payment to the Company of $194. In addition, the Company issued to Trinity 1,844 additional warrants to purchase the Company’s Class G units, which had a fair value of $405. The new loan agreement was treated as a modification for accounting purposes. The unamortized discount from the old loan was treated as additional debt discount on the new loan along with the lender fees paid to and additional warrants issued to Trinity in October 2020. On June 10, 2021, these warrants were net exercised and ultimately converted into 196,346 shares of indie Class A common stock.
Trinity Term Loan, Due 2022 [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Principal amount																$ 15,000,000
Interest rate																11.25%
Tropez Note [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Repayment of debt						$ 2,346
PPP Loan [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Accrued interest		21
Interest rate						1.00%
Proceeds from issuance of long-term debt						$ 1,868
Gain (loss) on extinguishment of debt		$ 1,889
Pacific Western Bank [Member]
Debt (Details) [Line Items]
Debt Instrument, Description								that provided a term loan of up to $10,000 with a maturity date of September 2020. The term loan bore interest equal to the greater of one percent above the prime rate in effect, or 4.5% on outstanding borrowings. In addition, the loan and security agreement provided for a revolving line of credit. The revolving line of credit bore interest equal to the greater of seventy-five basis points above the prime rate in effect, or 4.25% on outstanding borrowings. The terms of the loan and security agreement have been amended from time to time, with the most recent amendment dated November 5, 2021 as described below. The amendments have, among other things, extended the maturity date of the loan and adjusted the financial covenants’ borrowing limits. In August 2017 and as part of an amendment to the loan and security agreement, the Company issued a warrant to PacWest to purchase 3,388 Class G units. On June 10, 2021, these warrants were net exercised and ultimately converted into 82,187 shares of indie Class A common stock.
Pacific Western Bank [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity													2,000,000
PacWest Term Loan and Revolving Line of Credit [Member]
Debt (Details) [Line Items]
Debt Instrument, Description	(i) increased the maximum borrowing capacity under the revolving line of credit to $20,000, (ii) limited the security interests of the bank to the cash collateral set at 102.5% of the drawn amount of the loan, (iii) removed various reporting and restrictive covenants, (iv) extended the maturity date to November 4, 2022 and (iv) reduced the interest rate to 2.1% per annum. In addition, the amendment requires the Company to collateralize a cash balance equal to the total outstanding balance in a cash security account with PacWest. Upon execution of the amendment, the Company repaid the outstanding balance of $1,675 under the original line of credit to this new arrangement.
PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Outstanding amount													889,000
PacWest Term Loan and Revolving Line of Credit [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Outstanding amount									1,675,000		1,675,000		1,675,000
Line of credit facility, maximum borrowing capacity									$ 2,000,000		$ 2,000,000		$ 2,000,000
Class A [Member] | First Convertible Subordinated Note [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Number of convertible equity instruments											185,000
Class C | Second Convertible Subordinated Note [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Number of convertible equity instruments											100,000